Supplement to the
Fidelity® Balanced Fund
October 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008.

Peter Dixon (co-manager) has managed the fund since November 2015.

Jonathan Kasen (co-manager) has managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

John Mirshekari (co-manager) has managed the fund since October 2016.

Ford O'Neil (co-manager) has managed the fund since July 2015.

Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for Monty Kori found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Mirshekari is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

BAL-16-01 1.468108.129	November 10, 2016

Supplement to the
Fidelity® Balanced Fund
Class K
October 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008.

Peter Dixon (co-manager) has managed the fund since November 2015.

Jonathan Kasen (co-manager) has managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

John Mirshekari (co-manager) has managed the fund since October 2016.

Ford O'Neil (co-manager) has managed the fund since July 2015.

Tobias Welo (co-manager) has managed the fund since November 2011.

The following information replaces the biographical information for Monty Kori found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Mirshekari is a member of FMR’s Stock Selector Large Cap Group and co-manager of the fund (industrials sector), which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2003, Mr. Mirshekari has worked as a research analyst and portfolio manager.

BAL-K-16-01 1.878258.115	November 10, 2016